Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (Loss) Per Share
Schedule of Earnings (Loss) Per Share

	2021	2020	2019
Basic income (loss) attributable to holders of common shares	$7,564	$369	$(18,553)
Effect of dilutive securities:	—	—	—
Diluted income (loss)	$7,564	$369	$(18,553)

	Number of Shares
	2021	2020*	2019*
Weighted average number of common shares outstanding - basic	14,779,302	14,779,302	14,765,938
Effect of dilutive securities:
Options	129,010	—	—
Weighted average number of common shares outstanding - diluted	14,908,312	14,779,302	14,765,938

* The numbers have been restated for the stock dividends issued in 2021. See Note 17.

	2021	2020	2019
Earnings (loss) per share — basic and diluted	$0.51	$0.03	$(1.26)